Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2010	2011
	$	$
Leasehold improvements	12,164,368	15,982,349
Buildings	3,868,203	6,388,288
Furniture, fixtures and equipment	15,226,064	19,844,348
Motor vehicles	5,162,421	6,914,121

Total	36,421,056	49,129,106
Accumulated depreciation	(15,118,269)	(21,152,883)

Property and equipment, net	21,302,787	27,976,223

Depreciation expenses were $3,783,778, $5,047,281 and $6,994,115 for the years ended December 31, 2009, 2010 and 2011, respectively.